Transactions with Related Parties, Convertible Notes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Sep. 27, 2017	Mar. 12, 2015
Convertible Notes [Abstract]
Balance outstanding	$ 177,618		$ 185,509
Accumulated Deficit [Abstract]
Amortization (Note 12)	2,416	$ 1,785
Jelco [Member] | Convertible Notes [Member]
Applicable Limit [Abstract]
Beginning balance	17,750	17,750	17,750
Ending balance	17,750	17,750	17,750
Debt Discount [Abstract]
Beginning balance	(14,389)	(14,389)	(14,389)
Ending balance	(14,389)	(14,389)	(14,389)
Accumulated Deficit [Abstract]
Beginning balance	5,801	3,601	3,601
Amortization (Note 12)	1,283	1,138	1,062
Ending balance	7,084	4,739	5,801
Debt [Abstract]
Beginning balance	9,162	6,962	6,962
Amortization (Note 12)	1,283	1,138	1,062
Ending balance	10,445	8,100	9,162
Additional Paid-in Capital [Abstract]
Beginning balance	14,189	14,189	14,189
Ending balance	14,189	$ 14,189	$ 14,189
Jelco [Member] | First Jelco Note [Member]
Convertible Notes [Abstract]
Face amount					$ 4,000
Balance outstanding	3,800
Jelco [Member] | Third Jelco Note [Member]
Convertible Notes [Abstract]
Face amount				$ 13,750
Balance outstanding	$ 13,750